Business Combinations - Schedule of Purchase Price Allocation for Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Nov. 29, 2017	Sep. 30, 2017	Sep. 07, 2017	Aug. 17, 2017	Jul. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 82,000,000		$ 0				$ 84,000,000	$ 81,000,000
Clark Group
Business Acquisition [Line Items]
Accounts Receivable	6,000,000
Inventories	0
Prepaid expenses and other current assets	1,000,000
Property, plant and equipment	0
Other intangible assets	14,000,000
Other noncurrent assets	0
Goodwill	16,000,000	$ 16,000,000
Accounts payable and accrued liabilities	(9,000,000)
Other noncurrent liabilities	0
Deferred taxes-net	(3,000,000)
Purchase price, net of cash acquired	25,000,000
Less: value of common stock issued	0
Less: accrued but unpaid contingent consideration	0
Net cash paid:	25,000,000
Quality Park
Business Acquisition [Line Items]
Accounts Receivable	20,000,000
Inventories	27,000,000
Prepaid expenses and other current assets	1,000,000
Property, plant and equipment	8,000,000
Other intangible assets	1,000,000
Other noncurrent assets	0
Bargain purchase	(3,000,000)
Accounts payable and accrued liabilities	(11,000,000)
Other noncurrent liabilities	0
Deferred taxes-net	(2,000,000)
Purchase price, net of cash acquired	41,000,000
Less: value of common stock issued	0
Less: accrued but unpaid contingent consideration	0
Net cash paid:	41,000,000
Publishers Press
Business Acquisition [Line Items]
Accounts Receivable	27,000,000
Inventories	13,000,000
Prepaid expenses and other current assets	1,000,000
Property, plant and equipment	36,000,000
Other intangible assets	0
Other noncurrent assets	1,000,000
Goodwill	2,000,000			$ 2,000,000
Accounts payable and accrued liabilities	(13,000,000)
Other noncurrent liabilities	0
Deferred taxes-net	0
Purchase price, net of cash acquired	67,000,000
Less: value of common stock issued	0
Less: accrued but unpaid contingent consideration	0
Net cash paid:	67,000,000
CREEL
Business Acquisition [Line Items]
Accounts Receivable	12,000,000
Inventories	5,000,000
Prepaid expenses and other current assets	1,000,000
Property, plant and equipment	20,000,000
Other intangible assets	23,000,000
Other noncurrent assets	0
Goodwill	26,000,000				$ 26,000,000
Accounts payable and accrued liabilities	(9,000,000)
Other noncurrent liabilities	(1,000,000)
Deferred taxes-net	0
Purchase price, net of cash acquired	77,000,000
Less: value of common stock issued	0
Less: accrued but unpaid contingent consideration	1,000,000
Net cash paid:	76,000,000
Fairrington
Business Acquisition [Line Items]
Accounts Receivable	6,000,000
Inventories	0
Prepaid expenses and other current assets	0
Property, plant and equipment	6,000,000
Other intangible assets	17,000,000
Other noncurrent assets	1,000,000
Goodwill	22,000,000					$ 22,000,000
Accounts payable and accrued liabilities	(4,000,000)
Other noncurrent liabilities	0
Deferred taxes-net	(9,000,000)
Purchase price, net of cash acquired	39,000,000
Less: value of common stock issued	20,000,000
Less: accrued but unpaid contingent consideration	0
Net cash paid:	$ 19,000,000